Equity - contributed equity (Tables)	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of equity - contributed equity

	Consolidated
	2019 Shares	2018 Shares	2019 A$	2018 A$

Ordinary shares - fully paid	62,166,673	48,409,621	36,641,519	31,575,824

Summary of movements in ordinary share capital

Movements in ordinary share capital

Details	Date	Shares	A$ Issue price	$
Balance	1 July 2017	483,287,914		193,769,409
Share consolidation - note 1	17 November 2017	(434,958,293)	$0.000	—
Issue of shares to Scientific Advisory Board	30 November 2017	80,000	$0.370	29,600
Cancellation of share capital - note 2	31 December 2017	—	$0.000	(162,223,185)

Balance	30 June 2018	48,409,621		31,575,824

Share placement	24 October 2018	8,900,001	$0.380	3,382,000
Milestone 1 shares issued in connection with purchase of Glioblast Pty Limited (GDC-0084)	9 November 2018	2,820,824	$0.440	1,250,000
Issued under Share Purchase Plan	23 November 2018	2,036,227	$0.380	773,760
Share issue transaction costs		—	$0.000	(340,065)

Balance	30 June 2019	62,166,673		36,641,519

Ordinary shares

Note 1 - Share consolidation of 10 to 1, which was approved by the shareholders at the Annual General Meeting on 15 November 2017, occurred in the prior financial year.

Note 2 - Section 258F of the Corporations Act allows a company to reduce its share capital by cancelling any paid-up share capital which is lost or is not represented by available assets. The directors believe that $162,223,185 of the parent entity’s share capital satisfies the criteria in Section 258F of the Corporations Act and accordingly this amount of the ordinary share capital was cancelled in the prior financial year.